Investments in Affiliate Companies - Financial Information of the Affiliate Companies - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents, including restricted cash	$ 78,851	$ 137,851	$ 111,184	$ 78,727
Current assets	147,570	229,447
Non-current assets	776,741	1,579,331
Current liabilities	107,863	497,448
Non-current liabilities	674,357	1,244,686
Navios Partners [Member]
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents, including restricted cash	175,098	169,446
Current assets	310,424	226,340
Non-current assets	4,585,280	3,396,959
Current liabilities	617,740	395,505
Long- term debt including current portion, net	1,945,447	1,361,709
Non-current liabilities	$ 1,935,001	$ 1,458,069